Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, plant and equipment
13.	Property, plant and equipment

	Oyu Tolgoi
Year Ended December 31, 2017	Mineral property interests	Plant and equipment	Capital works in progress	Other capital assets	Total
Net book value:
January 1, 2017	$854,089	$3,394,948	$2,167,962	$32	$6,417,031
Additions	47,270	-	1,005,219	-	1,052,489
Interest capitalized (Note 7)	-	-	200,764	-	200,764
Depreciation for the year	(67,049)	(253,296)	-	(32)	(320,377)
Disposals and write offs	-	(2,935)	-	-	(2,935)
Transfers and other movements	-	58,774	(58,774)	-	-
December 31, 2017	$834,310	$3,197,491	$3,315,171	$-	$7,346,972
Cost	1,226,109	4,541,570	3,315,171	1,152	9,084,002
Accumulated depreciation / impairment	(391,799)	(1,344,079)	-	(1,152)	(1,737,030)
December 31, 2017	$834,310	$3,197,491	$3,315,171	$-	$7,346,972

Non-current assets pledged as security (a)	$834,310	$3,197,491	$3,315,171	$-	$7,346,972

	Oyu Tolgoi
Year Ended December 31, 2016	Mineral property interests	Plant and equipment	Capital works in progress	Other capital assets	Total
Net book value:
January 1, 2016	$848,753	$3,493,017	$1,977,997	$216	$6,319,983
Additions	67,204	-	365,422	(63)	432,563
Interest capitalized (Note 7)	-	-	88,441	-	88,441
Depreciation for the year	(93,943)	(320,936)	-	(121)	(415,000)
Disposals and write offs	-	(3,548)	(2,228)	-	(5,776)
Transfers and other movements	32,075	226,415	(261,670)	-	(3,180)
December 31, 2016	$854,089	$3,394,948	$2,167,962	$32	$6,417,031
Cost	1,178,838	4,487,740	2,167,962	1,215	7,835,755
Accumulated depreciation / impairment	(324,749)	(1,092,792)	-	(1,183)	(1,418,724)
December 31, 2016	$854,089	$3,394,948	$2,167,962	$32	$6,417,031

Non-current assets pledged as security (a)	$854,089	$3,393,333	$2,167,832	$-	$6,415,254

(a)

Excludes assets held under finance leases with a net book value of nil at December 31, 2017 ($1.6 million at December 31, 2016). In addition to property, plant and equipment, at December 31, 2017 current and non-current inventory of $274.1 million (December 31, 2016 - $260.7 million) and $43.4 million (December 31, 2016 - $20.8 million) respectively are pledged as security.